United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  12/31/09

Date of Reporting Period:  Quarter ended 3/31/09

Item 1.                      Schedule of Investments

Federated Inflation-Protected Securities Core Fund

Portfolio of Investments

March 31, 2009 (unaudited)

Principal Amount or Shares	Value

		U.S. TREASURY--96.0%
		Treasury Securities–96.0%
$783,986		U.S. Treasury Inflation-Protected Bond, 2.375%, 1/15/2025	$816,632
4,635,512		U.S. Treasury Inflation-Protected Bond, 1.750%, 1/15/2028	4,456,248
688,310		U.S. Treasury Inflation-Protected Bond, 2.500%, 1/15/2029	747,838
1,063,620		U.S. Treasury Inflation-Protected Note, 2.375%, 4/15/2011	1,092,704
2,247,546		U.S. Treasury Inflation-Protected Note, 2.500%, 7/15/2016	2,411,019
475,576		U.S. Treasury Inflation-Protected Note, 3.375%, 1/15/2012	506,990
1,063,660		U.S. Treasury Inflation-Protected Note, 2.000%, 1/15/2016	1,100,182
1,256,220		U.S. Treasury Inflation-Protected Note, 2.375%, 1/15/2017	1,337,972
1,813,896		U.S. Treasury Inflation-Protected Note, 1.625%, 1/15/2018	1,838,837
640,769		U.S. Treasury Inflation-Protected Note, 0.875%, 4/15/2010	638,241
1,519,504		U.S. Treasury Inflation-Protected Note, 1.875%, 7/15/2015	1,562,952
1,543,194		U.S. Treasury Inflation-Protected Note, 2.625%, 7/15/2017	1,681,117
293,703		U.S. Treasury Inflation-Protected Note, 1.375%, 7/15/2018	292,235
728,259		U.S. Treasury Inflation-Protected Note, 2.000%, 4/15/2012	750,448
1,797,840		U.S. Treasury Inflation-Protected Note, 0.625%, 4/15/2013	1,782,109
		TOTAL U.S. TREASURY (IDENTIFIED COST $19,645,199)	21,015,524
		MUTUAL FUND--3.6%
783,042	[1,2]	Government Obligations Fund, Institutional Shares, 0.39% (AT NET ASSET VALUE)	783,042
		TOTAL INVESTMENTS–99.6% (IDENTIFIED COST $20,428,241)[3]	21,798,566
		OTHER ASSETS AND LIABILITIES –NET–0.4%[4]	84,486
		TOTAL NET ASSETS--100%	$21,883,052

1	Affiliated company.
2	7-Day net yield.
3
At March 31, 2009, the cost of investments for federal tax purposes was $20,428,241. The net unrealized appreciation of investments for federal tax purposes was $1,370,325. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,370,325.

4	Assets, other than investments in securities, less liabilities.

Note:	The categories of investments are shown as a percentage of total net assets at March 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ 783,042
Level 2 – Other Significant Observable Inputs	$21,015,524
Level 3 – Significant Unobservable Inputs	---
Total	$21,798,566

Federated Mortgage Core Portfolio

Portfolio of Investments

March 31, 2009 (unaudited)

Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES--10.2%
		Federal Home Loan Mortgage Corporation--3.0%
$19,083,146		ARM, 4.468%, 4/1/2038	$19,589,412
6,162,448		ARM, 4.621%, 5/1/2038	6,350,079
16,122,688		ARM, 5.747%, 5/1/2037	16,675,011
5,943,565		ARM, 5.787%, 1/1/2037	6,131,824
11,469,864		ARM, 5.877%, 2/1/2037	11,910,037
		TOTAL	60,656,363
		Federal National Mortgage Association--7.2%
8,307,057		ARM, 3.840%, 7/1/2034	8,339,216
9,565,588		ARM, 4.660%, 8/1/2035	9,899,365
8,430,184		ARM, 4.670%, 8/1/2034	8,724,916
17,563,611		ARM, 4.790%, 6/1/2038	18,075,160
6,567,086		ARM, 4.850%, 6/1/2038	6,766,840
10,340,196		ARM, 5.070%, 7/1/2038	10,684,509
1,317,977		ARM, 5.260%, 1/1/2037	1,351,803
7,704,391		ARM, 5.510%, 8/1/2036	7,952,191
12,346,498		ARM, 5.540%, 2/1/2047	12,781,101
5,065,807		ARM, 5.610%, 2/1/2037	5,252,860
13,176,260		ARM, 5.620%, 4/1/2036	13,747,286
13,977,771		ARM, 5.700%, 2/1/2037	14,488,707
9,192,305		ARM, 5.740%, 3/1/2036	9,497,246
7,703,666		ARM, 5.900%, 10/1/2036	7,973,699
8,824,502		ARM, 5.960%, 7/1/2036	9,207,869
		TOTAL	144,742,768
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $199,783,035)	205,399,131
		COLLATERALIZED MORTGAGE OBLIGATIONS--13.8%
		Federal Home Loan Mortgage Corporation--4.8%
18,624,202		REMIC 3144 FB, 0.906%, 4/15/2036	18,173,120
14,359,709		REMIC 3160 FD, 0.886%, 5/15/2036	14,115,566
9,563,729		REMIC 3175 FE, 0.866%, 6/15/2036	9,428,455
25,712,135		REMIC 3179 FP, 0.936%, 7/15/2036	25,260,923
4,069,893		REMIC 3206 FE, 0.956%, 8/15/2036	3,992,458
15,816,057		REMIC 3260 PF, 0.856%, 1/15/2037	15,319,993
11,313,122		REMIC 3296 YF, 0.956%, 3/15/2037	11,014,656
		TOTAL	97,305,171
		Federal National Mortgage Association--4.0%
2,653,595		REMIC 2005-63 FC, 0.772%, 10/25/2031	2,569,713
14,288,967		REMIC 2006-104 FY, 0.862%, 11/25/2036	13,916,025
18,535,423		REMIC 2006-115 EF, 0.882%, 12/25/2036	18,141,798
3,941,352		REMIC 2006-43 FL, 0.922%, 6/25/2036	3,835,455
9,953,186		REMIC 2006-58 FP, 0.822%, 7/25/2036	9,691,446
16,914,561		REMIC 2006-81 FB, 0.872%, 9/25/2036	16,497,218
15,419,400		REMIC 2006-85 PF, 0.902%, 9/25/2036	14,801,610
		TOTAL	79,453,265
		Non-Agency Mortgage--5.0%
13,318,553		Bank of America Mortgage Securities 2007-3, Class 1A1, 6.000%, 9/25/2037	9,404,939
6,940,446		Chase Mortgage Finance Corp. 2004-S3, Class 1A1, 5.000%, 3/25/2034	5,834,095
6,897,022		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	5,453,716
14,308,894		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	11,364,138
13,233,541		Countrywide Home Loans 2007-17, Class 3A1, 6.750%, 10/25/2037	8,912,119
11,841,863		Countrywide Home Loans 2007-18, Class 2A1, 6.500%, 11/25/2037	8,452,767
8,381,052		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	7,411,164
13,181,432		Indymac IMJA Mortgage Loan Trust 2007-A2, Class 2A1, 6.500%, 10/25/2037	9,408,956
12,948,104		Lehman Mortgage Trust 2007-8, Class 2A2, 6.500%, 9/25/2037	9,242,406
14,898,309		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	10,520,488
6,262,783		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 5.236%, 8/25/2035	3,621,373
13,679,559		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	10,816,906
		TOTAL	100,443,067
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $315,141,093)	277,201,503
		MORTGAGE-BACKED SECURITIES--84.4%
		Federal Home Loan Mortgage Corporation--48.8%
35,000,000	[1]	4.000%, 5/1/2039	35,070,672
117,742,809	[1]	4.500%, 6/1/2019 - 5/1/2039	120,759,411
326,763,096	[1]	5.000%, 7/1/2019 - 4/1/2039	337,840,036
275,290,567		5.500%, 3/1/2021 - 2/1/2039	286,632,856
134,048,952		6.000%, 5/1/2014 - 9/1/2038	140,371,648
48,295,634		6.500%, 7/1/2014 - 7/1/2038	51,010,260
5,034,374		7.000%, 12/1/2011 - 9/1/2037	5,365,374
758,100		7.500%, 12/1/2022 - 5/1/2031	809,669
670,057		8.000%, 11/1/2009 - 3/1/2031	717,324
17,480		8.500%, 9/1/2025	18,930
35,625		9.000%, 5/1/2017	38,068
1,707		9.500%, 4/1/2021	1,929
		TOTAL	978,636,177
		Federal National Mortgage Association--33.2%
8,335,527		4.500%, 12/1/2019	8,644,575
60,520,906		5.000%, 7/1/2034 - 2/1/2036	62,564,581
283,546,541		5.500%, 9/1/2014 - 7/1/2038	295,153,797
202,598,064	[1]	6.000%, 12/1/2013 - 4/1/2039	212,188,740
61,258,998	[1]	6.500%, 8/1/2014 - 4/1/2039	64,661,233
21,257,193		7.000%, 7/1/2010 - 6/1/2037	22,723,682
997,770		7.500%, 6/1/2011 - 6/1/2033	1,065,134
342,516		8.000%, 7/1/2023 - 3/1/2031	365,679
15,957		9.000%, 11/1/2021 - 6/1/2025	17,370
		TOTAL	667,384,791
		Government National Mortgage Association--2.4%
30,000,000		5.000%, 4/20/2039	31,035,936
11,733,995		6.000%, 10/15/2028 - 6/15/2037	12,304,504
1,492,738		6.500%, 10/15/2028 - 2/15/2032	1,585,081
1,443,291		7.000%, 11/15/2027 - 2/15/2032	1,543,580
576,511		7.500%, 4/15/2029 - 1/15/2031	615,433
815,061		8.000%, 2/15/2010 - 11/15/2030	880,425
128,894		8.500%, 3/15/2022 - 11/15/2030	142,134
2,049		9.500%, 10/15/2020	2,322
210,007		12.000%, 4/15/2015 - 6/15/2015	240,602
		TOTAL	48,350,017
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,611,406,616)	1,694,370,985
		MUTUAL FUND--8.3%
166,621,881	[2,3]	Government Obligations Fund, Institutional Shares, 0.39% (AT NET ASSET VALUE)	166,621,881
		REPURCHASE AGREEMENT--0.4%
$8,456,000	[4]	Interest in $8,456,000 repurchase agreement 0.35%, dated 3/17/2009, under which Barclays Capital, Inc. will repurchase a security provided as collateral for $8,458,466 on 4/16/2009. The security provided as collateral at the end of the period was a U.S. Government Agency security with a maturity of 7/1/2036 and the market value of this underlying security was $8,710,951 (segregated pending settlement of dollar-roll transactions). (AT COST)	8,456,000
		TOTAL INVESTMENTS---117.1% (IDENTIFIED COST $2,301,408,625)[5]	2,352,049,500
		OTHER ASSETS AND LIABILITIES---NET—(17.1)%[6]	(343,200,471)
		TOTAL NET ASSETS---100%	$2,008,849,029

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Affiliated company.
3	7-Day net yield.
4	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days’ notice.
5
At March 31, 2009, the cost of investments for federal tax purposes was $2,301,408,625. The net unrealized appreciation of investments for federal tax purposes was $50,640,875. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $89,466,652 and net unrealized depreciation from investments for those securities having an excess of cost over value of $38,825,777.

6	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of March 31, 2009.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ 166,621,881
Level 2 – Other Significant Observable Inputs	2,185,427,619
Level 3 – Significant Unobservable Inputs	--
Total	$2,352,049,500

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
REMIC	--Real Estate Mortgage Investment Conduit

High Yield Bond Portfolio

Portfolio of Investments

March 31, 2009 (unaudited)

Principal Amount or Shares			Value
		CORPORATE BONDS--96.4%
		Aerospace / Defense--2.9%
$3,400,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	$3,247,000
2,250,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, Series WI, 9.75%, 4/1/2017	393,750
1,375,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Unsecd. Note, Series WI, PIK, 8.875%, 4/1/2015	161,562
2,625,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	2,493,750
6,025,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 7/15/2013	5,814,125
2,275,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015	2,121,437
3,700,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, Series B, 6.375%, 10/15/2015	3,505,750
3,800,000	[1,2]	Sequa Corp., Sr. Note, 11.75%, 12/1/2015	589,000
1,822,762	[1,2]	Sequa Corp., Sr. PIK Deb., 13.50%, 12/1/2015	209,618
4,925,000		TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014	4,617,187
3,250,000	[1,2]	US Investigations Services, Inc., Sr. Note, 10.50%, 11/1/2015	2,494,375
2,375,000	[1,2]	US Investigations Services, Inc., Sr. Sub. Note, 11.75%, 5/1/2016	1,710,000
		TOTAL	27,357,554
		Automotive--2.7%
3,025,000		Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014	226,875
3,950,000		Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	1,273,875
3,675,000		Ford Motor Credit Co., Floating Rate Note - Sr. Note, 4.01%, 1/13/2012	2,319,844
11,850,000		Ford Motor Credit Co., Note, 7.25%, 10/25/2011	8,442,663
5,225,000		Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011	3,957,812
6,050,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	3,982,654
12,950,000		General Motors Corp., Deb., 7.40%, 9/1/2025	1,554,000
3,150,000		General Motors Corp., Note, 8.375%, 7/15/2033	393,750
2,675,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	508,250
6,750,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	2,666,250
		TOTAL	25,325,973
		Building Materials--0.4%
1,500,000		Norcraft Holdings LP, Sr. Disc. Note, 9.75%, 9/1/2012	1,192,500
1,675,000		Nortek Holdings, Inc., Sr. Secd. Note, 10.00%, 12/1/2013	707,687
2,475,000		Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014	259,875
2,000,000	[3]	Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013	270,000
2,700,000		Ply Gem Industries, Inc., Sr. Secd. Note, 11.75%, 6/15/2013	1,215,000
		TOTAL	3,645,062
		Chemicals--3.6%
925,000	[1,2]	Airgas, Inc., 7.125%, 10/1/2018	890,312
4,450,000	[1,4,5]	Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	2,024,750
4,695,000		Compass Minerals International, Inc., Sr. Disc. Note, 12.00%, 6/1/2013	4,882,800
3,675,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014	826,875
2,450,000	[1,2]	Invista, Unit, 9.25%, 5/1/2012	2,205,000
2,025,000		Koppers Holdings, Inc., Sr. Disc. Note, 0/9.875%, 11/15/2014	1,660,500
2,094,000		Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013	1,926,480
3,250,000	[1,2]	Mosaic Co./The, Sr. Note, 7.625%, 12/1/2016	3,189,540
1,400,000		Nalco Co., Sr. Disc. Note, 9.00%, 2/1/2014	1,267,000
950,000		Nalco Co., Sr. Note, 7.75%, 11/15/2011	940,500
9,625,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	9,288,125
3,475,000		Terra Capital, Inc., Company Guarantee, Series B, 7.00%, 2/1/2017	3,214,375
925,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	582,148
1,100,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	761,821
		TOTAL	33,660,226
		Construction Machinery--0.4%
7,225,000		Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	3,576,375
		Consumer Products--5.1%
6,175,000	[1,2]	AAC Group Holding Corp., Sr. Disc. Note, 10.25%, 10/1/2012	3,519,750
1,029,638		AAC Group Holding Corp., Sr. PIK Deb., 16.75%, 10/1/2012	159,594
4,081,000	[1,2]	American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	2,979,130
1,800,000		Central Garden & Pet Co., Company Guarantee, 9.125%, 2/1/2013	1,431,000
8,400,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	6,804,000
3,850,000		Jostens Holding Corp., Discount Bond, 10.25%, 12/1/2013	3,599,750
7,925,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	7,548,562
5,500,000		School Specialty, Inc., Conv. Bond, 3.75%, 8/1/2023	4,737,150
6,050,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	2,253,625
3,200,000	[1,4,5]	True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	464,000
16,375,000		Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013	14,983,125
		TOTAL	48,479,686
		Energy--5.1%
3,800,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	2,223,000
1,300,000		Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020	1,023,750
9,800,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016	8,281,000
1,325,000		Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013	1,219,000
2,925,000		Chesapeake Energy Corp., Sr. Note, 9.50%, 2/15/2015	2,859,187
1,650,000		Cie Generale de Geophysique, Company Guarantee, 7.50%, 5/15/2015	1,311,750
4,025,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	3,099,250
3,900,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	2,496,000
1,975,000	[1,2]	Forest Oil Corp., 7.25%, 6/15/2019	1,570,125
2,900,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	2,305,500
700,000	[1,2]	Forest Oil Corp., Sr. Note, 8.50%, 2/15/2014	652,750
4,825,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	3,546,375
700,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 6.75%, 5/1/2014	521,500
4,100,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 7.00%, 5/1/2017	2,972,500
2,700,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	1,998,397
1,200,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	960,000
2,000,000		Plains Exploration & Production Co., Sr. Note, 7.625%, 6/1/2018	1,630,000
2,500,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	2,162,500
1,625,000		Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015	1,450,312
850,000		Range Resources Corp., Sr. Sub. Note, 7.25%, 5/1/2018	765,000
1,150,000		Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013	1,095,375
2,375,000	[1,2]	Sandridge Energy, Inc., 8.00%, 6/1/2018	1,757,500
1,950,000	[1,2]	Southwestern Energy Co., Sr. Note, 7.50%, 2/1/2018	1,891,500
		TOTAL	47,792,271
		Entertainment--1.5%
1,750,000		AMC Entertainment, Inc., Sr. Sub. Note, 8.00%, 3/1/2014	1,443,750
6,225,000		Cinemark, Inc., Sr. Disc. Note, 9.75%, 3/15/2014	5,898,187
2,475,000	[1,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, 1.000%, 4/1/2012	37,125
6,400,000		Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010	5,504,000
4,400,000		Universal City Florida Holding Co., Floating Rate Note, 5.92%, 5/1/2010	1,562,000
		TOTAL	14,445,062
		Environmental--1.0%
4,400,000		Allied Waste North America, Inc., Sr. Note, 7.25%, 3/15/2015	4,180,000
3,850,000		Allied Waste North America, Inc., Sr. Secd. Note, 6.875%, 6/1/2017	3,534,781
1,625,000		Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021	1,636,172
		TOTAL	9,350,953
		Financial Institutions--3.0%
4,200,000		American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013	3,360,000
4,400,000	[1,2]	General Motors Acceptance Corp. LLC, 7.00%, 2/1/2012	3,040,928
16,162,000	[1,2]	General Motors Acceptance Corp. LLC, Series 144A, 6.875%, 9/15/2011	11,492,960
2,717,000	[1,2]	General Motors Acceptance Corp. LLC, Series 144A, 8.00%, 11/1/2031	1,310,599
3,975,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	3,965,062
8,825,000	[1,2]	Nuveen Investments, Sr. Note, 10.50%, 11/15/2015	2,515,125
4,300,000		iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014	2,257,500
		TOTAL	27,942,174
		Food & Beverage--6.3%
5,400,000		ASG Consolidated LLC, Sr. Disc. Note, 11.50%, 11/1/2011	4,536,000
10,825,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	10,013,125
2,250,000		Aramark Services, Inc., Floating Rate Note - Sr. Note, 4.67%, 2/1/2015	1,726,875
4,125,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	3,877,500
3,275,000		Constellation Brands, Inc., 8.375%, 12/15/2014	3,307,750
2,050,000		Constellation Brands, Inc., Sr. Note, 7.25%, 5/15/2017	1,957,750
775,000		Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016	740,125
6,300,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	6,016,500
2,150,000		Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015	2,031,750
1,375,000	[1,2,4,5]	Eurofresh, Inc., Sr. Note, 11.50%, 1/15/2013	309,375
5,725,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	5,123,875
1,075,000	[4,5]	Pilgrim's Pride Corp., 7.625%, 5/1/2015	696,062
5,000,000	[4,5]	Pilgrim's Pride Corp., Sr. Sub. Note, 8.375%, 5/1/2017	1,900,000
4,325,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, Series WI, 9.25%, 4/1/2015	3,460,000
4,700,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, Series WI, 10.625%, 4/1/2017	3,313,500
5,975,000		Reddy Ice Group, Inc., Sr. Disc. Note, 10.50%, 11/1/2012	2,897,875
3,100,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	2,092,500
4,500,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	2,812,500
2,300,000	[1,2]	Tyson Foods, Inc., Sr. Unsecd. Note, 10.50%, 3/1/2014	2,357,500
		TOTAL	59,170,562
		Gaming--4.0%
4,025,000	[1,2]	Fontainebleu Las Vegas Holdings LLC/Fontainebleu Las Vegas, Second Mortgage Notes, 11.00%, 6/15/2015	140,875
5,050,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	4,166,250
5,100,000	[1,2]	Great Canadian Gaming Corp., Sr. Sub. Note, 7.25%, 2/15/2015	3,697,500
3,300,000	[1,4,5]	Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	20,625
5,750,000	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sr. Secd. Note, 11.00%, 11/1/2012	3,105,000
609,771	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sub. PIK Note, 15.50%, 11/1/2013	216,469
5,675,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	3,390,812
1,250,000	[1,2]	MGM Mirage, 13.00%, 11/15/2013	937,500
10,200,000		MGM Mirage, Sr. Note, 5.875%, 2/27/2014	3,621,000
1,250,000		MGM Mirage, Sr. Note, 7.50%, 6/1/2016	443,750
4,000,000		MGM Mirage, Sr. Note, 8.50%, 9/15/2010	1,660,000
1,075,000		MGM Mirage, Sr. Sub. Note, 8.375%, 2/1/2011	118,250
4,050,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	3,462,750
3,825,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	2,859,187
4,825,000	[1,2]	Shingle Springs Tribal Gaming, Sr. Note, 9.375%, 6/15/2015	2,026,500
3,900,000	[1,2]	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	3,178,500
6,025,000		Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014	4,579,000
		TOTAL	37,623,968
		Health Care--11.0%
4,575,000		AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015	4,575,000
4,400,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	3,267,000
2,425,000	[1,2]	Bausch & Lomb, Inc., Sr. Note, 9.875%, 11/1/2015	1,933,937
3,550,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	3,088,500
600,000		Biomet, Inc., Sr. Note, Series WI, 10.375%, 10/15/2017	510,000
12,675,000		Biomet, Inc., Sr. Sub. Note, Series WI, 11.625%, 10/15/2017	11,249,062
4,075,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	2,587,625
1,800,000	[1,2]	Fresenius Medical Care AG & Co. KGaA, Sr. Unsecd. Note, 9.00%, 7/15/2015	1,881,000
2,925,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	1,477,125
19,575,000		HCA, Inc., Sr. Secd. 2nd Priority Note, PIK, 9.625%, 11/15/2016	15,660,000
10,525,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	9,604,063
5,425,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	4,529,875
4,975,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	4,477,500
6,875,000		United Surgical Partners International, Inc., 9.25%, 5/1/2017	4,778,125
1,775,000		Universal Hospital Services, Inc., Floating Rate Note - Sr. Secured Note, 5.94%, 6/1/2015	1,295,750
4,725,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	4,228,875
9,575,000		VWR Funding, Inc., Unsecd. Note, Series WI, 10.25%, 7/15/2015	6,558,875
1,975,000		Vanguard Health Holdings II, Company Guarantee, 0/11.25%, 10/1/2015	1,649,125
5,350,000		Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014	4,748,125
1,525,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	1,326,750
4,850,000		Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014	4,340,750
1,400,000		Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017	1,204,000
2,275,000		Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015	2,058,875
3,525,000		Ventas Realty LP, Sr. Note, 9.00%, 5/1/2012	3,533,813
6,675,000	[1,2]	Viant Holdings, Inc., Company Guarantee, 10.125%, 7/15/2017	3,304,125
		TOTAL	103,867,875
		Industrial – Other--5.9%
5,300,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	4,505,000
1,950,000		American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013	1,384,500
4,200,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	1,029,000
4,600,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	3,668,500
4,875,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	4,021,875
700,000		Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011	605,500
750,000	[1,2]	ESCO Corp., Floating Rate Note - Sr. Note, 5.195%, 12/15/2013	476,250
3,750,000	[1,2]	ESCO Corp., Sr. Note, 8.625%, 12/15/2013	2,868,750
6,975,000		Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016	6,556,500
1,850,000		General Cable Corp., Floating Rate Note - Sr. Note, 3.81%, 4/1/2015	1,318,125
7,475,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	6,166,875
2,025,000		Hawk Corp., Sr. Note, 8.75%, 11/1/2014	2,050,313
4,800,000		Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	4,320,000
4,975,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	4,029,750
2,575,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	1,339,000
4,550,000		SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	4,390,750
5,350,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	4,507,375
2,900,000		Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014	2,682,500
		TOTAL	55,920,563
		Lodging--1.0%
4,225,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	3,274,375
150,000		Host Marriott LP, Company Guarantee, 6.375%, 3/15/2015	111,750
1,150,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	845,250
3,125,000		Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013	2,539,063
3,125,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.00%, 6/15/2013	1,769,531
2,650,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016	1,258,750
		TOTAL	9,798,719
		Media - Cable--1.7%
1,200,000	[1,2]	CSC Holdings, Inc., Sr. Note, 8.50%, 4/15/2014	1,188,000
1,450,000	[4,5]	Charter Communications Holdings II, 8.75%, 11/15/2013	1,218,000
5,650,000	[4,5]	Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010	5,113,250
5,650,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	5,734,750
1,225,000	[1,2]	Videotron Ltee, 9.125%, 4/15/2018	1,251,031
1,950,000		Videotron Ltee, Sr. Note, 6.375%, 12/15/2015	1,776,938
		TOTAL	16,281,969
		Media - Non-Cable--8.0%
3,446,823		Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	1,551,070
900,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	504,000
1,450,000		DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015	1,373,875
5,235,000		DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013	5,320,069
4,564,000		Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%, 8/15/2013	924,210
1,925,000		Dex Media, Inc., Discount Bond, 9.00%, 11/15/2013	250,250
5,850,000		Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	5,250,375
4,600,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, 13.375%, 7/15/2016	1,127,000
5,200,000	[4,5]	Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	162,500
13,475,000		Intelsat Jackson Ltd., Sr. Note, 11.25%, 6/15/2016	13,138,125
11,850,000	[1,2]	Intelsat Jackson Ltd., Sr. Unsecd. Note, 0/9.50%, 2/1/2015	9,894,750
425,000	[1,2]	Lamar Media Corp., Sr. Note, 9.75%, 4/1/2014	415,969
2,750,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	1,993,750
1,825,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	1,341,375
2,825,000		Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013	2,447,156
1,625,000		Lamar Media Corp., Sr. Unsecd. Note, Series C, 6.625%, 8/15/2015	1,178,125
7,400,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	4,847,000
4,850,000	[1,2]	Newport Television LLC, Sr. Note, PIK, 13.00%, 3/15/2017	194,000
3,954,457	[1,2]	Nexstar Broadcasting Group, Inc., PIK, 0.5/7%, 1/15/2014	1,028,159
1,310,000		Nexstar Broadcasting Group, Inc., 7.00%, 1/15/2014	576,400
4,825,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., 11.625%, 2/1/2014	4,372,656
2,700,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	2,065,500
3,100,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	2,371,500
2,600,000		R.H. Donnelly Corp, Sr. Disc. Note, Series A-2, 6.875%, 1/15/2013	156,000
5,700,000		R.H. Donnelly Corp, Sr. Note, 8.875%, 10/15/2017	342,000
2,700,000		R.H. Donnelly Corp, Sr. Note, Series A-3, 8.875%, 1/15/2016	168,750
4,808,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	4,928,200
7,225,000		Readers Digest Association, Inc., Company Guarantee, 9.00%, 2/15/2017	451,563
7,550,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	4,171,375
4,725,000	[1,2]	Univision Television Group, Inc., Sr. Note, PIK, 9.75%, 3/15/2015	496,125
5,000,000	[1,2]	WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	725,000
3,600,000	[1,2]	XM Satellite Radio, Inc., Sr. Note, 13.00%, 8/1/2013	1,665,000
		TOTAL	75,431,827
		Metals & Mining--0.6%
1,825,000	[4,5]	Aleris International, Inc., Sr. Note, 9.00%, 12/15/2014	10,403
2,325,000	[4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	13,253
5,475,000		Freeport-McMoRan Copper & Gold, Inc., Sr. Note, 8.375%, 4/1/2017	5,126,347
2,025,000		Novelis, Inc., Company Guarantee, 7.25%, 2/15/2015	820,125
		TOTAL	5,970,128
		Packaging--1.8%
3,925,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	3,826,875
4,650,000		Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014	2,627,250
5,625,000		Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015	5,681,250
4,825,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013	4,873,250
520,679	[1,4,5,6]	Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	24,160
		TOTAL	17,032,785
		Paper--1.3%
9,525,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	6,858,000
2,350,000		NewPage Corp., Sr. Secd. Note, 10.00%, 5/1/2012	828,375
4,625,000		NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013	994,375
3,625,000		Rock-Tenn Co., 9.25%, 3/15/2016	3,634,063
		TOTAL	12,314,813
		Restaurants--0.9%
2,450,000		Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014	1,335,250
6,000,000		NPC International, Inc., 9.50%, 5/1/2014	4,710,000
4,675,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, 3.82%, 3/15/2014	2,454,375
		TOTAL	8,499,625
		Retailers--3.3%
2,825,000		Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013	2,789,688
6,600,000		Dollar General Corp., Company Guarantee, 11.875%, 7/15/2017	6,517,500
7,925,000		General Nutrition Center, Company Guarantee, 6.404%, 3/15/2014	4,913,500
3,575,000		NBC Acquisition Corp., Sr. Disc. Note, 11.00%, 3/15/2013	1,823,250
9,825,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	5,551,125
3,800,000		Sally Beauty Holdings, Inc., 10.50%, 11/15/2016	3,344,000
2,400,000		The Yankee Candle Co., Inc., Sr. Note, 8.50%, 2/15/2015	1,332,000
6,350,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	3,079,750
2,750,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	1,388,750
		TOTAL	30,739,563
		Services--1.8%
4,925,000		Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	2,093,125
8,375,000		KAR Holdings, Inc., 10.00%, 5/1/2015	3,685,000
6,800,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	4,556,000
10,025,000		West Corp., Sr. Note, 9.50%, 10/15/2014	7,030,031
		TOTAL	17,364,156
		Technology--4.2%
4,625,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	2,855,938
6,815,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, 12.50%, 10/1/2015	3,986,775
5,750,000		First Data Corp., Company Guarantee, 9.875%, 9/24/2015	3,392,500
4,050,000		Freescale Semiconductor, Inc., Company Guarantee, PIK, 9.125%, 12/15/2014	324,000
4,925,000		Freescale Semiconductor, Inc., Sr. Note, 8.875%, 12/15/2014	1,058,875
4,500,000	[1,2]	Open Solutions, Inc., Sr. Sub. Note, 9.75%, 2/1/2015	703,125
5,400,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	3,240,000
5,950,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	5,087,250
6,450,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	3,773,250
1,268,000		Smart Modular Technologies, Inc., Sr. Secd. Note, 6.935%, 4/1/2012	1,008,060
4,600,000	[1,2]	SunGard Data Systems, Inc., Sr. Note, 10.625%, 5/15/2015	4,048,000
3,700,000		SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013	3,237,500
8,225,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	5,798,625
3,750,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	998,438
		TOTAL	39,512,336
		Textile--0.1%
650,000		Phillips Van Heusen Corp., Sr. Note, 8.125%, 5/1/2013	620,750
		Tobacco--0.4%
3,825,000		Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	3,380,344
		Transportation--1.4%
5,800,000	[1,2]	CEVA Group PLC, Sr. Note, 10.00%, 9/1/2014	2,247,500
4,125,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	2,521,406
5,150,000		Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	2,266,000
1,825,000		Kansas City Southern Railway Company, 13.00%, 12/15/2013	1,870,625
1,550,000		Kansas City Southern Railway Company, 8.00%, 6/1/2015	1,290,375
1,425,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	1,004,625
2,225,000		Stena AB, Sr. Note, 7.50%, 11/1/2013	1,679,875
		TOTAL	12,880,406
		Utility - Electric--4.7%
950,000		CMS Energy Corp., Sr. Note, 6.875%, 12/15/2015	884,560
8,100,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	5,305,500
8,000,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	6,120,000
3,575,000		Edison Mission Energy, Sr. Unsecd. Note, 7.00%, 5/15/2017	2,627,625
800,000		Energy Future Holdings Corp., Company Guarantee, Series WI, 10.875%, 11/1/2017	520,000
821,779	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	725,752
4,050,000	[1,2]	Intergen NV, Sr. Secd. Note, 9.00%, 6/30/2017	3,685,500
5,600,000		NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014	5,278,000
1,225,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	1,142,313
5,475,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	5,105,438
5,100,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	4,073,763
850,000		TECO Finance, Inc., Unsub., Series WI, 6.75%, 5/1/2015	715,814
12,875,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI, 10.25%, 11/1/2015	6,501,875
2,175,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI-B, 10.25%, 11/1/2015	1,098,375
		TOTAL	43,784,515
		Utility - Natural Gas--5.4%
4,575,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	4,323,375
6,300,000		AmeriGas Partners LP, Sr. Unsecd. Note, 7.25%, 5/20/2015	5,953,500
1,300,000		El Paso Corp., Sr. Note, 7.80%, 8/1/2031	978,977
1,775,000		El Paso Corp., Sr. Note, 8.05%, 10/15/2030	1,366,042
5,500,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	4,097,500
1,150,000	[1,2]	Inergy LP, 8.75%, 3/1/2015	1,115,500
2,450,000		Inergy LP, Company Guarantee, 8.25%, 3/1/2016	2,339,750
5,675,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	5,277,750
6,625,000		MarkWest Energy Partners LP, Sr. Note, Series B, 8.75%, 4/15/2018	4,654,063
725,000		Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015	623,501
2,250,000		Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014	2,087,408
6,182,000		Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013	5,285,610
2,975,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	2,499,000
350,000	[1,2]	Tennessee Gas Pipeline, 8.00%, 2/1/2016	351,750
4,050,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	3,878,478
1,100,000		Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017	1,065,142
2,275,000		Transcontinental Gas Pipe Corp., Sr. Note, 8.875%, 7/15/2012	2,319,108
3,000,000		Williams Cos., Inc., Note, 7.625%, 7/15/2019	2,809,845
		TOTAL	51,026,299
		Wireless Communications--5.5%
2,550,000		Centennial Communication Corp., Floating Rate Note - Sr. Note, 7.185%, 1/1/2013	2,562,750
1,300,000		Centennial Communication Corp., Sr. Unsecd. Note, 8.125%, 2/1/2014	1,345,500
2,921,000		Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013	3,118,168
1,050,000		Crown Castle International Corp., 9.00%, 1/15/2015	1,057,875
2,450,000	[1,2]	Digicel Ltd., 12.00%, 4/1/2014	2,254,000
6,150,000	[1,2]	Digicel Ltd., Sr. Note, 8.875%, 1/15/2015	3,997,500
2,540,299	[1,2]	Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	1,562,284
1,825,000	[1,2]	Digicel Ltd., Sr. Note, 9.25%, 9/1/2012	1,619,688
1,575,000	[1,2]	MetroPCS Wireless, Inc., 9.25%, 11/1/2014	1,527,750
7,000,000		MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	6,825,000
4,875,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	2,608,125
5,900,000		Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012	5,981,125
16,775,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	11,910,250
7,325,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	5,274,000
		TOTAL	51,644,015
		Wireline Communications--1.4%
1,225,000		Citizens Communications Co., 9.00%, 8/15/2031	846,781
2,275,000	[1,2]	FairPoint Communications, Inc., Sr. Note, 13.125%, 4/1/2018	443,625
9,550,000		Qwest Corp., Note, 8.875%, 3/15/2012	9,478,375
2,025,000		Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	1,982,137
800,000		Windstream Corp., Sr. Note, 8.625%, 8/1/2016	790,000
		TOTAL	13,540,918
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,195,932,160)	907,981,472
		COMMON STOCKS--0.0%
		Consumer Products--0.0%
1,003	[1,4,6]	Sleepmaster LLC	10
		Media - Cable--0.0%
29,925		Virgin Media, Inc.	143,640
		Metals & Mining--0.0%
57,533	[1,4,6]	Royal Oak Mines, Inc.	1,072
		Other--0.0%
171	[1,4,6]	CVC Claims Litigation LLC	0
		Packaging--0.0%
5	[1,4,6]	Pliant Corp.	0
57,000	[1,4,6]	Russell Stanley Holdings, Inc.	0
		TOTAL	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,789,148)	144,722
		PREFERRED STOCKS--0.1%
		Financial Institutions--0.1%
4,372	[1,2]	Preferred Blocker, Inc., 7% Dividend (IDENTIFIED COST $1,375,818)	870,711
		WARRANT—0.0%
		Media - Non-Cable--0.0%
1,800	[4]	Sirius XM Radio Inc., Warrants (IDENTIFIED COST $363,600)	792
		MUTUAL FUND--1.3%
11,898,946	[7,8]	Prime Value Obligations Fund, Institutional Shares, 1.07% (AT NET ASSET VALUE)	11,898,946
		TOTAL INVESTMENTS—97.8% (IDENTIFIED COST $1,213,359,672)[9]	920,896,643
		OTHER ASSETS AND LIABILITIES – NET—2.2%[10]	20,648,722
		TOTAL NET ASSETS—100%	$941,545,365

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2009, these restricted securities amounted to $149,708,272 which represented 15.9% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2009, these liquid restricted securities amounted to $147,136,530, which represented 15.6% of total net assets.

Security	Acquisition Date	Acquisition Cost	Market Value
CVC Claims Litigation LLC	3/26/1997 – 5/20/1998	$1,676,091	$0
Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	1/18/2007-5/12/2008	$4,175,594	$2,024,750
Hard Rock Park Operations LLC, Sr. Secd. Note, 1.000%, 4/1/2012	3/23/2006 – 1/2/2008	$2,454,125	$37,125
Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	11/5/2004 – 1/3/2008	$2,985,688	$20,625
Pliant Corp.	7/18/2006	$0	$0
Royal Oak Mines, Inc.	7/31/1998 – 2/24/1999	$6,392	$1,072
Russell Stanley Holdings, Inc.	11/9/2001	$0	$0
Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2049	2/5/1999 – 5/15/2005	$0	$24,160
Sleepmaster LLC	12/23/2004	$0	$10
True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	3/3/2004 – 2/8/2006	$3,113,063	$464,000
3	On April 1, 2009, the issuer of this security did not pay its scheduled semi-annual interest payment.
4	Non-income producing security.
5	Issuer in default.
6	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures by and under the general supervision of the Board of Trustees.
7	Affiliated company.
8	7-Day net yield.
9
At March 31, 2009, the cost of investments for federal tax purposes was $1,209,282,124. The net unrealized depreciation of investments for federal tax purposes was $288,385,481. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,564,849 and net unrealized depreciation from investments for those securities having an excess of cost over value of $298,950,330.

10	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ 12,042,586
Level 2 – Other Significant Observable Inputs	908,828,815
Level 3 – Significant Unobservable Inputs	25,242
Total	$ 920,896,643

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of January 1, 2009	$7,715,302
Realized loss	(1,117,791)
Change in unrealized appreciation	760,282
Net purchases (sales)	(7,332,551)
Balance as of March 31, 2009	$25,242
The amount of total gains or losses for the period ended March 31, 2009 included in changes in net assets attributable to the change in unrealized gains or losses relating to assets still held at the reporting date.	$(1,776)

The following acronym is used throughout this portfolio:

PIK	--Payment in Kind

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Core Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	May 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ John B. Fisher
John B. Fisher
Principal Executive Officer
Date	May 26, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	May 19, 2009